[Janus letterhead]
September 3, 2010
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
The Registrant is transmitting today for filing under the Securities Act of 1933, as amended, a registration statement on Form N-14 (the “Registration Statement”) relating to the registration of shares of beneficial interest to be issued in connection with the reorganization of Janus Research Core Fund (the “Acquired Fund”) into Janus Growth and Income Fund (the “Acquiring Fund”), both are series of the Registrant (the “Reorganization). The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.
As noted above, the shares covered by the Registration Statement are to be issued in connection with the Reorganization. Shares of the Acquiring Fund will be issued to shareholders of the Acquired Fund in exchange for the transfer of the Acquired Fund’s assets and liabilities to the Acquiring Fund. Pursuant to Rule 17a-8(a)(3) of the Investment Company Act of 1940, as amended, and as permitted under the Acquired Fund’s trust instrument, shareholders of the Acquired Fund are not being requested to approve the Reorganization. As a result, shareholders of the Acquired Fund will receive the prospectus/information statement that is filed as a part of the Registration Statement instead of a proxy statement.
The prospectus/information statement included in this Registration Statement has many sections of disclosure that are substantially similar to the Acquiring Fund’s currently effective prospectuses dated February 16, 2010. As such, the Registrant requests selective review of the Registration Statement pursuant to Investment Company Act Release No. IC-13768. Because the net asset value of the Acquired Fund exceeds ten percent of the Acquiring Fund’s net asset value, pro forma financial statements are included in the Registration Statement.
The Registrant Statement has delayed effectiveness until such time that the Staff declares the Registration Statement effective pursuant to Section 8(a) of the Securities Act of 1933. However, the Registrant respectfully requests that the Staff provide comments and declare this Registration Statement effective within 30 days of this filing or no later than October 4, 2010.

If you have any questions regarding this filing, please call me at (303) 336-4045.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosures

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt